EuroPac International Bond Fund
A series of the Investment Managers Series Trust

Supplement dated May 20, 2013 to the
Prospectus dated March 1, 2013

The following is added to the section with respect to the Fund entitled “SUMMARY SECTION - Portfolio Manager” in the Prospectus:

Stephen Kleckner, CAIA, Portfolio Manager, has been the co-portfolio manager of the Fund since January 2013.

The following is added to the section entitled “Management of the Funds - Portfolio Manager for EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac Hard Asset Fund, and EP Strategic US Equity Fund” in the Prospectus:

Stephen Kleckner, CAIA, Portfolio Manager, joined Euro Pacific Asset Management in 2010, and has served as Co-Portfolio Manager of the EuroPac International Bond Fund since January 2013.  In his previous role, he was assistant Portfolio Manager of the fund, and Senior Analyst of the International Equity Strategies.  From September 2008 to November 2010, he was a trader at Westwood Management, an institutional asset manager, trading fixed income securities, and advising the investment team on various credit markets.  Prior to Westwood, he was employed at APS Capital, sourcing and facilitating trades of distressed private debt instruments across international markets for the firm’s institutional clients.  He completed his Bachelor's Degree in Economics at The University of Texas at Austin.

Please file this Supplement with your records.

EuroPac International Bond Fund
A series of the Investment Managers Series Trust

Supplement dated May 20, 2013 to the
Statement of Additional Information dated March 1, 2013 (“SAI”)

The following is added to the section entitled “MANAGEMENT OF THE FUNDS - Portfolio Managers” in the SAI:

The information provided below is as of April 30, 2013.

Stephen Kleckner, CAIA– EuroPac International Bond Fund

			With Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	1	$92 Million	--	$0
Other Pooled Investments	None	$0	--	$0
Other Accounts	None	$0	--	$0

Compensation. Mr. Kleckner receives a fixed base salary from the Advisor for his services as Portfolio Manager.

The portfolio managers’ compensation arrangements are not determined on the basis of specific funds or accounts managed.

Ownership of the Funds by Portfolio Managers.  As of May 20, 2013, the portfolio managers owned the following securities in the Funds.

Dollar Range of Securities in the Funds

(None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over 1,000,000)

	James Nelson	Stephen Kleckner	Russell E. Hoss	Richard W. Hoss	Patrick Rein
EuroPac International Value Fund	$10,001- $50,000	$1- $10,000	None	None	None
EuroPac International Bond Fund	$50,001- $100,000	$1- $10,000	None	None	None
EuroPac Hard Asset Fund	$0- $10,000	None	None	None	None
EP China Fund	None	None	$100,001- $500,000	None	None
EP Asia Small Companies Fund	None	None	$50,001- $100,000	$10,001- $50,000	None
EP Latin America Fund	None	None	$1- $10,000	$10,001- $50,000	None
EP Strategic US Equity Fund	$0- $5,000	None	None	None	None

Please file this Supplement with your records.